Portfolio of Investments
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	0.150%	400,000	400,000
Total Floating Rate Notes (Cost $400,000)			400,000

Municipal Bonds 96.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.9%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,262,475
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,560,460
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,631,880
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,037,000
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,218,770
Total			8,710,585
Higher Education 6.8%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	895,000	887,580
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,279,835
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,617,418
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018-A
11/01/2031	5.000%	400,000	518,484
Series 2020A
11/01/2027	5.000%	520,000	671,996
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	3,071,536
Total			10,046,849
Hospital 8.9%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2033	5.000%	400,000	531,784
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,858,695
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,891,584
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	390,993
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligated Group
Series 2020 (Mandatory Put 07/01/30)
07/01/2053	5.000%	2,500,000	3,335,000
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,545,323
06/15/2033	5.000%	200,000	234,126
06/15/2035	5.000%	1,000,000	1,165,160
Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2030	5.000%	220,000	294,008
11/01/2031	5.000%	270,000	358,595
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,473,750
Total			13,079,018
Investor Owned 2.2%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Pollution Control
Series 2019 (Mandatory Put 04/01/22)
11/01/2035	1.800%	2,000,000	2,045,940
Wise County Industrial Development Authority
Revenue Bonds
Virginia Electric & Power Co.
Series 2015A (Mandatory Put 05/31/24)
11/01/2040	1.200%	1,125,000	1,138,579
Total			3,184,519
Local Appropriation 3.3%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	175,567
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,303,130
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	924,351
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,172,690
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,232,675
Total			4,808,413
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 8.5%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,228,460
City of Norfolk
Unlimited General Obligation Bonds
Capital Improvement
08/01/2033	5.000%	1,000,000	1,312,820
Unlimited General Obligation Refunding Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,632,954
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,298,700
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,247,980
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,399,660
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,336,200
Total			12,456,774
Multi-Family 2.3%
Farmville Industrial Development Authority
Refunding Revenue Bonds
Longwood University Student Project
Series 2018
01/01/2038	5.000%	1,000,000	1,093,930
Virginia Housing Development Authority
Revenue Bonds
Series 2020B (HUD)
03/01/2031	1.650%	1,630,000	1,656,536
Series 2020E
07/01/2035	2.100%	650,000	666,907
Total			3,417,373
Other Bond Issue 5.6%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	257,852

2	Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
06/01/2031	5.000%	1,200,000	1,613,304
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,098,911
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,276,425
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	927,502
Total			8,173,994
Pool / Bond Bank 2.9%
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,454,594
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,197,770
Virginia Pooled Financing Program
Series 2019C
11/01/2033	5.000%	1,165,000	1,596,598
Total			4,248,962
Ports 1.4%
Virginia Port Authority Commonwealth Port Fund(c),(d)
Refunding Revenue Bonds
Series 2020B
07/01/2028	5.000%	1,615,000	2,109,933
Refunded / Escrowed 13.4%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,740,520
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,237,960
Hampton Roads Sanitation District
Prerefunded 08/01/26 Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,563,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority
Prerefunded 10/01/20 Revenue Bonds
Series 2010A
10/01/2023	5.000%	2,475,000	2,493,958
10/01/2027	5.000%	1,515,000	1,526,605
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,258,630
Western Regional Jail Authority
Prerefunded 12/01/25 Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	934,275
Total			19,755,188
Retirement Communities 5.4%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,019,660
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	388,440
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	410,000	411,788
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,500,000	1,644,960
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,321,280
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	2,225,060
Total			8,011,188
Sales Tax 1.6%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,340,400

Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 3.2%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,528,672
06/15/2030	5.000%	1,540,000	1,738,306
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,485,800
Total			4,752,778
Special Property Tax 3.9%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	1,000,880
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,165,000
04/01/2032	4.000%	1,000,000	1,145,580
Marquis Community Development Authority of York County(e),(f)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	368,793
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,144,054
Marquis Community Development Authority of York County(g)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	146,873
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	696,734
Total			5,667,914
State Appropriated 4.7%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,756,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Northern Virginia Transportation District Program
Series 2019
05/15/2031	5.000%	1,000,000	1,344,080
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,814,385
Series 2019A
08/01/2031	5.000%	1,500,000	2,041,020
Total			6,956,345
Transportation 9.9%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,306,710
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	588,425
Series 2018
05/15/2036	4.000%	2,000,000	2,385,300
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,199,750
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,505,480
Series 2018
07/01/2036	5.000%	500,000	622,345
07/01/2037	5.000%	1,000,000	1,241,560
Series 2020A
07/15/2037	5.000%	2,000,000	2,675,100
Total			14,524,670
Turnpike / Bridge / Toll Road 4.7%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,083,979
07/15/2027	5.000%	1,000,000	1,049,820
Metropolitan Washington Airports Authority Dulles Toll Road(g)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,782,800
Total			6,916,599

4	Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.8%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,594,900
Total Municipal Bonds (Cost $134,000,212)			141,756,402

Money Market Funds 4.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(h)	108,422	108,411
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(h)	5,921,286	5,921,286
Total Money Market Funds (Cost $6,029,708)		6,029,697
Total Investments in Securities (Cost: $140,429,920)		148,186,099
Other Assets & Liabilities, Net		(1,241,023)
Net Assets		146,945,076
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $368,793, which represents 0.25% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2020.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2020	5